Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Stock Option Plan and Stock Incentive Plan (Details) - Summary of Restricted Stock Activity [Line Items]
Outstanding and not vested beginning balance as of January 1, 2015		7,186	1,890,952	48,073
Outstanding and not vested beginning balance as of January 1, 2015		$ 2.16	$ 0.05	$ 2.50
Released/vested	(7,186)	(1,883,766)	(635,323)
Released/vested	$ 2.16	$ 0.04	$ 0.08